Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$85,361	$60,994
Rest of Europe	86,401	85,036
U.S.	141,679	135,475
Rest of World	36,193	35,284

Total	$349,634	$316,789
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$28,134	$12,016
Rest of Europe	6,401	3,786
U.S.	6,694	5,537
Rest of World	1,769	1,657

Total	$42,998	$22,996

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$28,134	$12,341
Rest of Europe	6,401	5,557
U.S.	6,694	7,790
Rest of World	1,769	1,720

Total	$42,998	$27,408

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$100,874	$103,868
Rest of Europe	15,184	14,630
U.S.	32,996	33,947
Rest of World	8,133	8,385

Total	$157,187	$160,830

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(in thousands)
Ireland	$5,149	$4,989
Rest of Europe	1,323	1,734
U.S.	4,203	3,718
Rest of World	873	1,015

Total	$11,548	$11,456

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Ireland	$655,923	$581,568
Rest of Europe	311,421	321,661
U.S.	464,363	486,232
Rest of World	52,834	52,999

Total	$1,484,541	$1,442,460